SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-04791

                  AllianceBernstein Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04791
Reporting Period: 07/01/2003 - 06/30/2004
AllianceBernstein Municipal Income Fund, Inc.









========= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-CALIFORNIA PORTFOLIO =========


The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-INSURED CALIFORNIA ==========
==========                         PORTFOLIO                          ==========


MOJAVE CALIFORNIA WATER AGENCY

Ticker:                      Security ID:  608412CG5
Meeting Date: JUN 9, 2004    Meeting Type: Written Consent
Record Date:  MAY 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     BONDOWNER DIRECTIONS AND CONSENT DATED    For       For        Management
      MAY 5, 2004




=========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-INSURED NATIONAL ===========
===========                        PORTFOLIO                         ===========


The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-NATIONAL PORTFOLIO ==========


The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-NEW YORK PORTFOLIO ==========


The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Municipal Income
                                           Fund, Inc.



                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2004


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary